SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 972,930	$ 651,643
Total deferred tax assets	972,930	651,643
Deferred tax liabilities:
Depreciation		(14,955)
Total deferred tax liabilities		(14,955)
Total deferred tax assets-net	972,930	636,688
Less: Valuation allowance	(972,930)	(636,688)
Deferred tax assets, net